Note 3 - Regulated Operations (Details) - Summary of Regulatory Assets and Liabilities (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Regulatory assets
Regulatory assets - current	$ 162	$ 145
Regulatory assets - long-term	737	944
Total regulatory assets	899	1,089
Regulatory liabilities
Regulatory liabilities - current	183	161
Regulatory liabilities - long-term	1,518	1,477
Total regulatory liabilities	1,701	1,638
Accrued natural gas costs [Member]
Regulatory liabilities
Regulatory liabilities - current	92	93
Bad debt rider [Member]
Regulatory liabilities
Regulatory liabilities - current	41	37
Regulatory liabilities - long-term	17	17
Accumulated removal costs [Member]
Regulatory liabilities
Regulatory liabilities - current	27	16
Regulatory liabilities - long-term	1,445	1,393
Other Regulatory Liabilities [Member]
Regulatory liabilities
Regulatory liabilities - current	23	15
Regulatory liabilities - long-term	3	11
Regulatory Income Tax Liability [Member]
Regulatory liabilities
Regulatory liabilities - long-term	27	27
Unamortized investment tax credit [Member]
Regulatory liabilities
Regulatory liabilities - long-term	26	29
Recoverable regulatory infrastructure program costs [Member]
Regulatory assets
Regulatory assets - current	48	47
Regulatory assets - long-term	87	167
Recoverable Environmental Remediation Costs [Member]
Regulatory assets
Regulatory assets - current	45	38
Regulatory assets - long-term	433	438
Recoverable Pension And Other Retirement Benefit Costs [Member]
Regulatory assets
Regulatory assets - current	9	19
Regulatory assets - long-term	99	196
Other Regulatory Assets [Member]
Regulatory assets
Regulatory assets - current	60	41
Regulatory assets - long-term	36	53
Long-Term Debt Fair Value Adjustment [Member]
Regulatory assets
Regulatory assets - long-term	$ 82	$ 90